Commitments and Contingencies (Details) - USD ($)	1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Sep. 30, 2025	Dec. 31, 2024
Commitments [Line Items]
Lease payments	$ 24,229	$ 16,025	$ 16,144
Lease expires date		May 31, 2032	May 31, 2032
Lease payment			$ 17,995
Property and equipment			27,647
Monthly payment		$ 3,439
Transfer pricing adjustment		550,617
Proposed an addition amount		550,617
Returned income		11,753
Granted partial		17,336
Transfer pricing adjustment.		533,281
Dr. Sudhir Srivastava’s [Member]
Commitments [Line Items]
Lease payments	$ 24,384	$ 8,956	$ 9,024
Lease expires date		Jul. 31, 2030	Jul. 31, 2030